PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:-	PROPERTY AND EQUIPMENT, NET

a.	Composition:

	December 31,
	2023	2022
Cost:

Land and buildings	$2,683	$2,767
Machinery and equipment	3,017	2,636
Motor vehicles	151	289
Promotional displays	270	257
Office furniture and equipment	2,321	2,289

	8,442	8,238
Accumulated depreciation:

Buildings	1,829	1,846
Machinery and equipment	2,568	2,322
Motor vehicles	93	179
Promotional displays	245	219
Office furniture and equipment	2,118	2,021

	6,853	6,587

Property and equipment, net	$1,589	$1,651

b.	Depreciation expenses amounted to $420, $482 and $519 for the years ended December 31, 2023, 2022 and 2021, respectively.